Consolidated Statements of Operations (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Net sales	$ 4,890	$ 4,756	$ 5,207
Cost of sales	4,316	4,160	4,473
Gross profit	574	596	734
Selling, general and administrative expense	362	322	335
Asset and goodwill impairment	181	23	32
Business realignment costs	21	35	15
Other operating expense (income), net	1	11	(15)
Operating income	9	205	367
Interest expense, net	303	263	262
Gains (Losses) on Extinguishment of Debt	6	0	0
Other non-operating (income) expense, net	2	(1)	3
(Loss) income from continuing operations before income tax and earnings from unconsolidated entities	(302)	(57)	102
Income Tax Expense (Benefit)	349	(384)	3
Income from continuing operations before earnings from unconsolidated entities	(651)	327	99
Earnings from unconsolidated entities, net of taxes	17	19	16
Net income from continuing operations	(634)	346	115
Net income from discontinued operations, net of taxes	0	0	2
Net income	(633)	346	117
Net Income (Loss) Attributable to Noncontrolling Interest	1	0	0
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	$ (634)	$ 346	$ 117